Note 18 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; font: 10pt Times New Roman, Times, Serif; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td colspan="27" style="white-space: nowrap; text-align: center; border-bottom: Black 1pt solid">The Effect of Derivative Instruments for the years ended December 31, 2016, 2017 and 2018</td> </tr> <tr style="vertical-align: bottom"> <td colspan="27" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">Derivatives in ASC 815 Cash Flow Hedging Relationships</td> </tr> <tr style="vertical-align: bottom"> <td style="white-space: nowrap; text-align: justify"> </td> <td style="padding-bottom: 1pt"> </td> <td colspan="11" style="white-space: nowrap; text-align: center; border-bottom: Black 1pt solid"> Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">Location of Gain / (Loss)<br /> Recognized in Income on <br /> Derivative (Ineffective <br /> Portion)</td> <td style="padding-bottom: 1pt"> </td> <td colspan="11" style="white-space: nowrap; text-align: center; border-bottom: Black 1pt solid"> Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion) </td> </tr> <tr style="vertical-align: bottom"> <td style="white-space: nowrap; text-align: justify"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2016</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2017</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2018</td> <td style="padding-bottom: 1pt"> </td> <td style="white-space: nowrap; text-align: justify"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2016</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2017</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2018</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 29%; text-align: left">Interest rate swaps</td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 6%; text-align: right"> 8,828 </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 6%; text-align: right"> 1,999 </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 6%; text-align: right"> 5,382 </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> <td style="width: 1%"> </td> <td style="width: 16%; text-align: left"> Loss on derivative instruments, net </td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 6%; text-align: right"> - </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 6%; text-align: right"> - </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 6%; text-align: right"> - </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: left; padding-bottom: 1pt">Reclassification to Interest and finance costs</td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> 20,237 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> 11,393 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> 74 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> <td style="padding-bottom: 1pt"> </td> <td style="text-align: justify; padding-bottom: 1pt"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-weight: bold; text-align: justify; padding-bottom: 2.5pt; text-indent: 3.15pt; padding-left: 10pt">Total</td> <td style="font-weight: bold; padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: right"> 29,065 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="font-weight: bold; padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: right"> 13,392 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="font-weight: bold; padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: right"> 5,456 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="padding-bottom: 2.5pt"> </td> <td style="text-align: justify; padding-bottom: 2.5pt"> </td> <td style="font-weight: bold; padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="font-weight: bold; padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="font-weight: bold; padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> </tr> </table>
Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; font: 10pt Times New Roman, Times, Serif; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td colspan="15" style="text-align: center; border-bottom: Black 1pt solid"> Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815 </td> </tr> <tr style="vertical-align: bottom"> <td style="text-align: justify"> </td> <td style="padding-bottom: 1pt"> </td> <td style="text-align: center; border-bottom: Black 1pt solid"> Location of Gain / (Loss) Recognized in Income on Derivative </td> <td style="padding-bottom: 1pt"> </td> <td colspan="11" style="text-align: center; border-bottom: Black 1pt solid"> Amount of Gain / (Loss) Recognized in Income on Derivative </td> </tr> <tr style="vertical-align: bottom"> <td style="text-align: justify"> </td> <td style="padding-bottom: 1pt"> </td> <td style="text-align: justify"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2016</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2017</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2018</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 42%; text-align: left">Non hedging interest rate swaps</td> <td style="width: 1%"> </td> <td style="width: 24%; text-align: center"> Loss on derivative instruments, net </td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 8%; text-align: right"> (3,554 </td> <td style="white-space: nowrap; width: 1%; text-align: left">)</td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 8%; text-align: right"> (1,113 </td> <td style="white-space: nowrap; width: 1%; text-align: left">)</td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 8%; text-align: right"> (436 </td> <td style="white-space: nowrap; width: 1%; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: left">Ineffective portion of hedging interest rate swaps</td> <td> </td> <td style="text-align: center"> Loss on derivative instruments, net </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> - </td> <td style="white-space: nowrap; text-align: left"> </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> - </td> <td style="white-space: nowrap; text-align: left"> </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> - </td> <td style="white-space: nowrap; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="text-align: left; padding-bottom: 1pt">Forward contracts</td> <td style="padding-bottom: 1pt"> </td> <td style="text-align: center; padding-bottom: 1pt"> Loss on derivative instruments, net </td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (437 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> 197 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (112 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-weight: bold; padding-bottom: 2.5pt">Total</td> <td style="padding-bottom: 2.5pt"> </td> <td style="text-align: justify; padding-bottom: 2.5pt"> </td> <td style="font-weight: bold; padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: right"> (3,991 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; font-weight: bold; text-align: left">)</td> <td style="font-weight: bold; padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: right"> (916 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; font-weight: bold; text-align: left">)</td> <td style="font-weight: bold; padding-bottom: 2.5pt"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; font-weight: bold; text-align: right"> (548 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; font-weight: bold; text-align: left">)</td> </tr> </table>